Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (40,088)	$ (6,209)	¥ (162,014)
Net loss	(69,434)	(10,754)	(91,446)
Net cash provided by operating activities	(46,866)	(7,259)	39,787
Net cash (used in) / provided by investing activities	32,128	4,976	(167,882)
Net cash (used in) / provided by financing activities	(75,623)	(11,713)	457
VIE
Variable Interest Entity [Line Items]
Revenues	162,605	25,184	253,197
Cost of revenues	(34,489)	(5,342)	(152,732)
Net loss	(41,793)	(6,473)	(69,950)
Net cash provided by operating activities	19,773	3,062	83,618
Net cash (used in) / provided by investing activities	5,768	893	(133,308)
Net cash (used in) / provided by financing activities	¥ 80,000	$ 12,390	¥ (13,084)